Shareholders' equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		12 Months Ended										12 Months Ended				12 Months Ended							0 Months Ended				0 Months Ended						0 Months Ended	5 Months Ended						5 Months Ended	12 Months Ended	5 Months Ended		12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	May 25, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Company's treasury	Dec. 31, 2012 Investment Holdings GP	Dec. 31, 2012 Investment Holdings LP	Dec. 31, 2012 Certain holders of the Second Priority Old Notes	Dec. 31, 2012 Holdsat Mexico, S.A.P.I. de C.V.	Dec. 31, 2012 Satmex International, B.V.	Dec. 31, 2012 EJA Holdings LTD	Dec. 31, 2012 Centerbridge Capital Partners SBS (Cayman), L.P.	Dec. 31, 2012 Foreign investment Maximum	Dec. 31, 2012 Satmex Issuer	Dec. 31, 2012 Series A	Dec. 31, 2012 Series B Minimum	Dec. 31, 2012 Series B Company's treasury Maximum	Dec. 31, 2012 Series B Certain holders of the Second Priority Old Notes Maximum	Dec. 31, 2012 Series B Satmex International, B.V.	Dec. 31, 2012 Series N	Dec. 31, 2012 Series N Company's treasury Maximum	Dec. 31, 2012 Series N Certain holders of the Second Priority Old Notes Maximum	Dec. 31, 2012 Series N Satmex International, B.V. Minimum	Dec. 31, 2012 Fixed Class I	Dec. 31, 2012 Fixed Class I Holdsat Mexico, S.A.P.I. de C.V.	May 25, 2011 Variable Capital Class II	May 25, 2011 Variable Capital Class II Series A	Dec. 31, 2012 Variable Capital Class II Series A	Dec. 31, 2012 Variable Capital Class II Series A Holdsat Mexico, S.A.P.I. de C.V.	May 25, 2011 Variable Capital Class II Series B	Dec. 31, 2012 Variable Capital Class II Series B	Dec. 31, 2012 Variable Capital Class II Series B Company's treasury	Dec. 31, 2012 Variable Capital Class II Series B Satmex International, B.V.	Dec. 31, 2012 Variable Capital Class II Series B EJA Holdings LTD	Dec. 31, 2012 Variable Capital Class II Series B Centerbridge Capital Partners SBS (Cayman), L.P.	May 25, 2011 Variable Capital Class II Series N	May 25, 2011 Variable Capital Class II Series N	Dec. 31, 2012 Variable Capital Class II Series N	Dec. 31, 2012 Variable Capital Class II Series N Company's treasury	Dec. 31, 2012 Variable Capital Class II Series N Satmex International, B.V.	Dec. 31, 2012 Variable Capital Class II Series N EJA Holdings LTD	Dec. 31, 2012 Variable Capital Class II Series N Centerbridge Capital Partners SBS (Cayman), L.P.	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant	May 25, 2011 Predecessor Registrant Deutsche Trust	May 25, 2011 Predecessor Registrant Predecessor One, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Predecessor One, Deutsche Trust	May 25, 2011 Predecessor Registrant Predecessor Two, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Predecessor Two, Deutsche Trust	May 25, 2011 Predecessor Registrant Predecessor Three, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Predecessor Three, Deutsche Trust	May 25, 2011 Predecessor Registrant Predecessor Four, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Predecessor Four, Deutsche Trust	May 25, 2011 Predecessor Registrant NAFIN Trust	Dec. 31, 2010 Predecessor Registrant NAFIN Trust	May 25, 2011 Predecessor Registrant Fixed Class I Series A	Dec. 31, 2010 Predecessor Registrant Fixed Class I Series A	May 25, 2011 Predecessor Registrant Fixed Class I Series A Predecessor One, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Fixed Class I Series A Predecessor One, Deutsche Trust	May 25, 2011 Predecessor Registrant Fixed Class I Series A NAFIN Trust	Dec. 31, 2010 Predecessor Registrant Fixed Class I Series A NAFIN Trust	May 25, 2011 Predecessor Registrant Fixed Class I Series B	Dec. 31, 2010 Predecessor Registrant Fixed Class I Series B	May 25, 2011 Predecessor Registrant Fixed Class I Series B Predecessor Two, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Fixed Class I Series B Predecessor Two, Deutsche Trust	May 25, 2011 Predecessor Registrant Fixed Class I Series B Predecessor Three, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Fixed Class I Series B Predecessor Three, Deutsche Trust	May 25, 2011 Predecessor Registrant Fixed Class I Series N	Dec. 31, 2010 Predecessor Registrant Fixed Class I Series N	May 25, 2011 Predecessor Registrant Fixed Class I Series N Predecessor Two, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Fixed Class I Series N Predecessor Two, Deutsche Trust	May 25, 2011 Predecessor Registrant Fixed Class I Series N Predecessor Three, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Fixed Class I Series N Predecessor Three, Deutsche Trust	May 25, 2011 Predecessor Registrant Fixed Class I Series N NAFIN Trust	Dec. 31, 2010 Predecessor Registrant Fixed Class I Series N NAFIN Trust	May 25, 2011 Predecessor Registrant Variable Capital Class II Series B	Dec. 31, 2010 Predecessor Registrant Variable Capital Class II Series B	May 25, 2011 Predecessor Registrant Variable Capital Class II Series B Predecessor Four, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Variable Capital Class II Series B Predecessor Four, Deutsche Trust	May 25, 2011 Predecessor Registrant Variable Capital Class II Series N	Dec. 31, 2010 Predecessor Registrant Variable Capital Class II Series N	May 25, 2011 Predecessor Registrant Variable Capital Class II Series N Predecessor Four, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Variable Capital Class II Series N Predecessor Four, Deutsche Trust
Shareholders' equity
Percentage of equity interests of Investment Holdings BV held by other entities					99.99%	0.01%	100.00%
Authorized, issued and outstanding common stock		$ 130,000,000		$ 28,405				$ 6,630,000	$ 123,240,990	$ 21,561	$ 79,044		$ 275,662										$ 50,000	$ 50,000			$ 6,580,000	$ 6,580,000		$ 6,370,000	$ 1,467	$ 6,363,339	$ 1,113	$ 4,081			$ 117,000,000	$ 26,938	$ 116,877,651	$ 20,448	$ 74,963	$ 46,874,999	$ 46,874,999		$ 7,500,000	$ 7,500,000	$ 623,437	$ 623,437	$ 314,062	$ 314,062	$ 36,562,500	$ 36,562,500	$ 1,875,000	$ 1,875,000	$ 9,166,667	$ 9,166,667	$ 7,500,000	$ 7,500,000	$ 1,666,667	$ 1,666,667	$ 333,334	$ 333,334	$ 221,667	$ 221,667	$ 111,667	$ 111,667	$ 812,498	$ 812,498	$ 401,770	$ 401,770	$ 202,395	$ 202,395	$ 208,333	$ 208,333	$ 7,166,667	$ 7,166,667	$ 7,166,667	$ 7,166,667	$ 29,395,833	$ 29,395,833	$ 29,395,833	$ 29,395,833
Voting rights (as a percent)		100.00%		0.011%				51.00%	48.95%	0.008%	0.031%	49.00%			49.00%																											100.00%	100.00%	90.00%	45.00%	45.00%	1.33%	1.33%	0.67%	0.67%	43.00%	43.00%	10.00%	10.00%
Economic rights (as a percent)		100.00%		0.02185%				5.10%	94.80076%	0.01659%	0.0608%							4.90%																		4.50%						100.00%	100.00%	96.00%	16.00%	16.00%	1.33%	1.33%	0.67%	0.67%	78.00%	78.00%	4.00%	4.00%
Required percentage of the capital to be owned by Mexican individuals or entities														51.00%
Percentage of shares owned by investor																	1.00%	99.00%			1.00%	99.00%
Shares held in treasury (as a percent)																0.03%				0.03%
Economic rights and limited voting rights as a percentage of total																			90.00%
Reverse stock split ratio	0.10
Resulting shares after exchange through reverse stock split (in shares)	4,687,500
Increase in common stock by issuance (in shares)																									104,459,367	5,713,333			5,620,000						98,839,367
Cash contributions for issuance of no par common stock and in exchange of economic interest																									82,320	7,680
Percentage of economic interest exchanged																									83.254%	5.10%
Percentage of the Second Priority Old Notes cancelled	100.00%
Conversion Interest (as a percent)	7.146%
Face amount of Second Priority Old Notes	206,890
Shares issued for the capitalization of the Conversion Rights and the cancellation of the Second Priority Old Notes (in shares)																																			9,289,800
Capitalization of liabilities	70,457
Paid-in capital premium for the shares subscription	136,433
Capitalization of put premium	7,855
Shares issued for capitalization of put premium (in shares)																																			5,850,000
Period following the year in which tax paid on distribution		2 years
Tax contributed capital account		$ 2,219,573	$ 1,994,763
Common stock, par value (in dollars per share)		$ 0